Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Common Stocks– 97.7%
Commercial Services & Supplies – 0.6%
A-Living Services Co Ltd (144A)	827,500	$3,687,008
Diversified Telecommunication Services – 0.6%
Cellnex Telecom SA (144A)*	72,162	4,331,633
Equity Real Estate Investment Trusts (REITs) – 68.1%
Alexandria Real Estate Equities Inc	117,597	20,958,137
American Tower Corp	47,513	10,664,768
Americold Realty Trust	343,368	12,817,928
Douglas Emmett Inc	321,377	9,377,781
Duke Realty Corp	434,694	17,374,719
Equity LifeStyle Properties Inc	216,519	13,718,644
Essex Property Trust Inc	68,491	16,261,133
Gecina SA	61,500	9,495,479
GLP Capital LP / GLP Financing II Inc	4,914	7,749,670
Goodman Group	937,564	13,673,884
Industrial & Infrastructure Fund Investment Corp	2,782	5,137,023
Invesco Office Inc	30,556	4,493,107
Invitation Homes Inc	575,031	17,078,421
Japan Hotel Investment Corp	13,384	6,903,917
Kenedix Office Investment Corp	659	4,479,860
Keppel DC	2,771,500	5,900,956
LaSalle Logiport	2,743	4,420,525
Mapletree Industrial Trust	3,021,300	6,612,570
Mapletree Logistics Trust	4,975,600	7,571,215
MCUBS MidCity Investment Corp	5,153	4,692,485
Merlin Properties Socimi SA	464,739	4,419,034
MGM Growth Properties LLC	372,638	11,663,569
Mirvac Group	3,926,224	7,998,162
Nomura Real Estate Master Fund Inc	6,834	9,779,567
Pebblebrook Hotel Trust	532,805	10,016,734
Prologis Inc	390,532	38,854,937
Rexford Industrial Realty Inc	327,323	16,074,833
Sabra Health Care Inc	752,620	13,073,009
Safestore Holdings PLC	390,000	4,147,247
SBA Communications Corp	35,243	9,943,108
Segro PLC	996,234	12,913,624
Spirit Realty Capital Inc	288,136	11,574,423
Sun Communities Inc	142,046	21,583,890
UDR Inc	444,722	17,090,667
UNITE Group PLC*	500,000	7,149,206
VEREIT Inc	357,191	13,498,248
VICI Properties Inc	798,748	20,368,074
Washington Real Estate Investment Trust	474,768	10,269,232
Welltower Inc	311,972	20,159,631
Workspace Group PLC	298,315	3,136,139
		463,095,556
Household Durables – 1.2%
NVR Inc*	2,026	8,265,796
Information Technology Services – 2.5%
GDS Holdings Ltd (ADR)*,#	115,970	10,859,431
NEXTDC Ltd*	661,747	6,266,469
		17,125,900
Real Estate Management & Development – 24.7%
Aroundtown SA	1,188,328	8,885,152
China Resources Land Ltd	3,602,000	14,925,426
China Resources Mixc Lifestyle Services Ltd (144A)*	78,266	362,950
Deutsche Wohnen SE	383,000	20,443,033
Fastighets AB Balder*	217,759	11,382,289
Helical PLC	1,203,203	6,115,396
Instone Real Estate Group AG (144A)*	390,552	10,019,954
LEG Immobilien AG	57,000	8,836,067
Mitsui Fudosan Co Ltd	1,078,400	22,733,684
Prestige Estates Projects Ltd	1,420,634	5,195,990
Shimao Property Holdings Ltd	3,012,500	9,631,509
Sun Hung Kai Properties Ltd	1,320,750	17,051,785
Times China Holdings Ltd	2,818,000	3,921,229
VGP NV	72,163	10,809,359

Shares or Principal Amounts		Value
Common Stocks– (continued)
Real Estate Management & Development– (continued)
Wharf Real Estate Investment Co Ltd	3,371,000	$17,577,340
		167,891,163
Total Common Stocks (cost $562,621,539)		664,397,056
Investment Companies– 2.1%
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $14,081,169)	14,079,761	14,081,169
Investments Purchased with Cash Collateral from Securities Lending– 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº,£	3,473,697	3,473,697
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 0.0800%, 1/4/21	$868,424	868,424
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,342,121)		4,342,121
Total Investments (total cost $581,044,829) – 100.4%		682,820,346
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(2,915,941)
Net Assets – 100%		$679,904,405

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$359,110,972	52.6%
Japan	70,389,838	10.3
Germany	48,184,206	7.0
China	43,387,553	6.3
Hong Kong	34,629,125	5.1
United Kingdom	33,461,612	4.9
Australia	27,938,515	4.1
Singapore	20,084,741	2.9
Sweden	11,382,289	1.7
Belgium	10,809,359	1.6
France	9,495,479	1.4
Spain	8,750,667	1.3
India	5,195,990	0.8

Total	$682,820,346	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/20
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	$2,480	$(386)	$-	$14,081,169
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	6,848∆	-	-	3,473,697
Total Affiliated Investments - 2.6%	$9,328	$(386)	$-	$17,554,866

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	35,282,354	41,144,058	(62,344,857)	14,081,169
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	5,716,758	36,249,839	(38,492,900)	3,473,697

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $18,401,545, which represents 2.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

#	Loaned security; a portion of the security is on loan at December 31, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$332,421,886	$130,673,670	$-
Household Durables	8,265,796	-	-
Information Technology Services	10,859,431	6,266,469	-
Real Estate Management & Development	362,950	167,528,213	-
All Other	-	8,018,641	-
Investment Companies	-	14,081,169	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,342,121	-
Total Assets	$351,910,063	$330,910,283	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70228 02-21